Supplemental Cash Flow Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash Flow Supplemental Disclosures [Line Items]
Interest paid	$ 4,993	$ 4,393	$ 5,334
Income taxes net of refunds	$ 103,261	$ 82,850	$ 73,168